Shareholder Report, Holdings (Details) - REX Crypto Equity Premium Income ETF [Member]	Apr. 30, 2026
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
Applied Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Strategy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.64%
MARA Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
IREN Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Taiwan Semiconductor Manufacturing Co Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Visa, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Coinbase Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Information Technology-Software & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.21%
Information Technology - Hardware [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.18%
Financials - Payment Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.87%
Crypto-Currency/Blockchain [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Financials - Digital Investment Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%